ALTERNATIVES	BLACKROCK SOLUTIONS	EQUITIES	FIXED INCOME	LIQUIDITY	REAL ESTATE

BlackRock Funds

Money Market Portfolios

Investor Shares

Prospectus

January 31, 2006, as supplemented October 2, 2006

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Money Market

U.S. Treasury Money Market

Municipal Money Market

New Jersey Municipal Money Market

North Carolina Municipal Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Virginia Municipal Money Market

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

How to Find the

Information You Need

About BlackRock Funds

This is the BlackRock Money Market Portfolios Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Fund). The Fund’s investment adviser is BlackRock Advisors, LLC (BlackRock).

This Prospectus contains information on all 8 of the BlackRock Money Market funds. The Prospectus is organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to all the funds.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your investment professional has been trained to help you decide which investments are right for you.

BlackRock

Money Market Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper: Short-term securities with maturities of 1 to 397 days which are issued by banks, corporations and others.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the fund may invest in:

1)	U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

2)	High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.

3)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

4)	Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

5)	Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

6)	Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

7)	Repurchase agreements relating to the above instruments.

The fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the

Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Fund’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income.

Should the Fund’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

Because of its concentration in the financial services industry, the fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund is able to invest in securities issued by private companies, which subjects it to credit risk, which refers to the possibility that the issuer of a security will not be able to make principal or interest payments.

The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A, B and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in January 1993, Investor B Shares were launched in September 1995 and Investor C Shares were launched in October 1996. The performance for Investor B Shares for the period before they were launched is based upon performance for Investor A Shares, and the performance for Investor C Shares for the period before they were launched is based upon performance for Investor A and Investor B Shares. The actual returns of Investor B and C Shares would have been lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .80% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.49% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Money Market; Inv A
Return Before Taxes	2.56%	1.21%	1.66%	3.34%	10/04/89
Money Market; Inv B
Return Before Taxes	2.08%	0.82%	1.18%	2.76%	10/04/89
Money Market; Inv C
Return Before Taxes	2.07%	0.82%	1.18%	2.74%	10/04/89
*	The chart and the table both assume reinvestment of dividends and distributions.
[1]	Inception date of the fund’s oldest class(es).

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.43%	.43%	.43%
Distribution (12b-1) fees	– –%	.75%	.75%
Other expenses	.51%	.75%	.65%
Service fees	.25%	.25%	.25%
Other	.26%	.50%	.40%
Total annual fund operating expenses	.94%	1.93%	1.83%
Fee waivers and expense reimbursements*	.05%	.44%	.34%
Net expenses*	.89%	1.49%	1.49%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .89% (for Investor A Shares) (.80% including voluntary waivers, which waivers may be terminated by BlackRock at any time) and 1.49% (for Investor B and C Shares) of average daily net assets until February 1, 2007. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$91	$295	$515	$1,150
B Shares*	$152	$564	$1,001	$1,960**/$1,838***
C Shares*	$152	$543	$959	$2,120
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the fund that are purchased from the Fund and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Fund).

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and PricewaterhouseCoopers LLP (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as the Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Fund’s audited financial statements, are included in the Fund’s 2005 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

(For an Investor A, B or C Share Outstanding Throughout Each Period)

Money Market Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0199	0.0044	0.0056	0.0139	0.0449	0.0151	0.0015	0.0014	0.0079	0.0389

Total from investment operations	0.0199	0.0044	0.0056	0.0139	0.0449	0.0151	0.0015	0.0014	0.0079	0.0389

Less distributions
Distributions from net investment income	(0.0199)	(0.0044)	(0.0056)	(0.0139)	(0.0449)	(0.0151)	(0.0015)	(0.0014)	(0.0079)	(0.0389)

Total distributions	(0.0199)	(0.0044)	(0.0056)	(0.0139)	(0.0449)	(0.0151)	(0.0015)	(0.0014)	(0.0079)	(0.0389)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.01%	0.44%	0.57%	1.39%	4.59%	1.52%	0.15%	0.14%	0.79%	3.96%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$433,609	$362,495	$451,676	$539,268	$531,518	$18,716	$8,924	$13,490	$21,864	$15,853
Ratios of expenses to average net assets
Net expenses	0.76%	0.82%	0.89%	0.89%	0.89%	1.24%	1.10%	1.34%	1.49%	1.49%
Total expenses	1.06%	1.13%	1.11%	1.08%	1.07%	1.74%	1.79%	1.86%	1.83%[2]	1.82%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	2.04%	0.43%	0.57%	1.38%	4.43%	1.66%	0.14%	0.15%	0.77%	3.64%
Before advisory/administration and other fee waivers	1.74%	0.12%	0.36%	1.19%	4.25%	1.16%	(0.55)%	(0.37)%	0.42%[2]	3.31%[2]

	INVESTOR C SHARES
	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0151	0.0014	0.0014	0.0078	0.0389

Total from investment operations	0.0151	0.0014	0.0014	0.0078	0.0389

Less distributions
Distributions from net investment income	(0.0151)	(0.0014)	(0.0014)	(0.0078)	(0.0389)

Total distributions	(0.0151)	(0.0014)	(0.0014)	(0.0078)	(0.0389)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.52%	0.15%	0.14%	0.79%	3.96%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$5,043	$884	$2,197	$7,873	$9,429
Ratios of expenses to average net assets
Net expenses	1.24%	1.10%	1.35%	1.49%	1.49%
Total expenses	1.73%	1.79%	1.86%	1.83%[2]	1.82%[2]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.79%	0.14%	0.15%	0.79%	3.68%
Before advisory/administration and other fee waivers	1.30%	(0.56)%	(0.35)%	0.45%[2]	3.35%[2]

[1]	Audited by other auditors.
[2]	Certain prior year amounts were reclassified to conform to current year presentation.

BlackRock

U.S. Treasury Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

The fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Fund’s Board of Trustees, will purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income.

Should the Fund’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.

The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in January 1993 and Investor C Shares were launched in December 1998. The performance for Investor C Shares for the period before they were launched is based upon performance for Investor A Shares. The actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .73% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B Shares and Investor C Shares of the fund each are expected to have expenses of 1.48% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of February 7, 2000, there were no Investor B Shares outstanding and as of February 6, 2002, there were no Investor C Shares outstanding. For the periods that Investor C Shares were not outstanding, the performance of Investor C Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor C Shares. The performance of Investor B Shares of the fund is not shown because these shares were outstanding for only one month.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
US Treasury MM; Inv A
Return Before Taxes	2.43%	1.09%	1.48%	3.11%	11/01/89
US Treasury MM; Inv C
Return Before Taxes	1.82%	0.65%	0.98%	2.71%	11/01/89
*	The chart and the table both assume reinvestment of dividends and distributions.
[1]	Inception date of the fund’s oldest class(es).

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	– –%	.75%	.75%
Other expenses	.46%	.76%	.66%
Service fees	.25%	.25%	.25%
Other	.21%	.51%	.41%
Total annual fund operating expenses	.91%	1.96%	1.86%
Fee waivers and expense reimbursements*	.03%	.48%	.38%
Net expenses*	.88%	1.48%	1.48%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .88% (for Investor A Shares) and 1.48% (for Investor B and C Shares) of average daily net assets until February 1, 2007. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$90	$287	$501	$1,117
B Shares*	$151	$569	$1,013	$1,973**/$1,832***
C Shares*	$151	$548	$971	$2,149
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the fund that are purchased from the Fund and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Fund).

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and PricewaterhouseCoopers LLP (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as the Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Fund’s audited financial statements, are included in the Fund’s 2005 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

(For an Investor A or C Share Outstanding Throughout Each Period)

U.S. Treasury Money Market Portfolio

	INVESTOR A SHARES					INVESTOR C SHARES
	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]	For the Period 1/22/02[1,2] through 2/6/02
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0186	0.0031	0.0044	0.0119	0.0417	0.0003

Total from investment operations	0.0186	0.0031	0.0044	0.0119	0.0417	0.0003

Less distributions
Distributions from net investment income	(0.0186)	(0.0031)	(0.0044)	(0.0119)	(0.0417)	(0.0003)

Total distributions	(0.0186)	(0.0031)	(0.0044)	(0.0119)	(0.0417)	(0.0003)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.88%	0.31%	0.44%	1.20%	4.26%	0.03%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$31,990	$41,283	$49,906	$68,299	$35,178	$ – – [3]
Ratios of expenses to average net assets
Net expenses	0.75%	0.82%	0.88%	0.88%	0.88%	1.48%[4]
Total expenses	1.07%	1.19%	1.17%	1.16%	1.15%	1.76%[4]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.83%	0.31%	0.47%	1.15%	4.17%	0.72%[4]
Before advisory/administration and other fee waivers	1.51%	(0.06)%	0.17%	0.87%	3.90%	0.44%[4]

[1]	Audited by other auditors.
[2]	Reissuance of shares.
[3]	There were no Investor C Shares outstanding as of September 30, 2002.
[4]	Annualized.

BlackRock

Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax. The other 20% of its assets can be invested in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax.

The fund intends to invest so that less than 25% of its total assets are Municipal Securities of issuers located in the same state.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Fund’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and the Federal Alternative Minimum Tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Fund’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest up to 20% of its assets in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. These investments would make the fund more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and C Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in November 1992 and Investor C Shares were launched in September 1997. The performance for Investor C Shares for the period before they were launched is based upon performance for Investor A Shares. The actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .70% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B and C Shares of the fund each are expected to have expenses of 1.49% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of December 18, 1998, there were no Investor C Shares outstanding. For the periods that Investor C Shares were not outstanding, the performance of Investor C Shares is based on the return of Investor A shares and adjusted to reflect the expenses of Investor C shares. The performance of Investor B Shares of the fund is not shown because these shares have never been issued.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
Municipal MM; Inv A
Return Before Taxes	1.70%	0.88%	1.12%	1.98%	11/01/89
Municipal MM; Inv C
Return Before Taxes	1.09%	0.38%	0.58%	1.52%	11/01/89
*	The chart and the table both assume reinvestment of dividends and distributions.
[1]	Inception date of the fund’s oldest class(es).

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	– –%	.75%	.75%
Other expenses	.43%	.77%	.67%
Service fees	.25%	.25%	.25%
Other	.18%	.52%	.42%
Total annual fund operating expenses	.88%	1.97%	1.87%
Fee waivers and expense reimbursements*	– –%	.48%	.38%
Net expenses*	.88%	1.49%	1.49%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .89% (for Investor A Shares) and 1.49% (for Investor B and C Shares) of average daily net assets until February 1, 2007. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$90	$281	$488	$1,084
B Shares*	$152	$572	$1,018	$1,973**/$1,839***
C Shares*	$152	$551	$976	$2,159
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the fund that is purchased from the Fund and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Fund).

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and PricewaterhouseCoopers LLP (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as the Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Fund’s audited financial statements, are included in the Fund’s 2005 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

(For an Investor A Share Outstanding Throughout Each Period)

Municipal Money Market Portfolio

	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0136	0.0042	0.0048	0.0095	0.0268

Total from investment operations	0.0136	0.0042	0.0048	0.0095	0.0268

Less distributions
Distributions from net investment income	(0.0136)	(0.0042)	(0.0048)	(0.0095)	(0.0268)

Total distributions	(0.0136)	(0.0042)	(0.0048)	(0.0095)	(0.0268)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.37%	0.43%	0.49%	0.95%	2.71%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$4,262	$7,322	$9,019	$6,587	$9,013
Ratios of expenses to average net assets
Net expenses	0.79%	0.72%	0.85%	0.89%	0.89%
Total expenses	1.11%	1.19%	1.18%	1.17%	1.16%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.29%	0.42%	0.47%	0.96%	2.65%
Before advisory/administration and other fee waivers	0.97%	(0.05)%	0.15%	0.68%	2.37%

[1]	Audited by other auditors.

BlackRock

New Jersey Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in New Jersey.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or New Jersey state income tax and securities which are subject to regular Federal income tax and New Jersey state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax.

In addition, the fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The fund may invest in Municipal Securities of issuers located outside of New Jersey the interest from which is exempt from regular Federal income tax and New Jersey state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Fund’s Board of Trustees, will only purchase securities that have short- term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and New Jersey state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Fund’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in New Jersey and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of New Jersey and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and B Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance for Service Shares of the fund, which were first issued in July 1991. Investor A Shares were launched in January 1996 and Investor B Shares were launched in March 1997. The performance of Investor B Shares for the period before they were launched is based upon performance for Service and Investor A Shares. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than Service Shares. Also, the actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .67% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B and C Shares of the fund are each expected to have expenses of 1.46% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Service Shares of the fund are expected to have expenses of .67% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of February 8, 2000, there were no Investor B Shares outstanding. For the periods that Investor B Shares were not outstanding, the performance of Investor B Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor B Shares. The performance of Investor C Shares of the fund is not shown because these shares have never been issued.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
NJ Municipal MM; Inv A
Return Before Taxes	1.71%	0.88%	1.08%	1.89%	07/01/91
NJ Municipal MM; Inv B
Return Before taxes	1.10%	0.39%	0.55%	1.43%	07/01/91
*	The chart and the table both assume reinvestment of dividends and distributions.
[1]	Inception date of the fund’s oldest class(es).

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	– –%	.75%	.75%
Other expenses	.43%	.77%	.67%
Service fees	.25%	.25%	.25%
Other	.18%	.52%	.42%
Total annual fund operating expenses	.88%	1.97%	1.87%
Fee waivers and expense reimbursements*	– –%	.51%	.41%
Net expenses*	.88%	1.46%	1.46%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .96% (for Investor A Shares) and 1.46% (for Investor B and C Shares) of average daily net assets until February 1, 2007. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$90	$281	$488	$1,084
B Shares*	$149	$569	$1,015	$1,971**/$1,837***
C Shares*	$149	$548	$973	$2,157
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the fund that are purchased from the Fund and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Fund).

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and PricewaterhouseCoopers LLP (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as the Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Fund’s audited financial statements, are included in the Fund’s 2005 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

(For an Investor A Share Outstanding Throughout Each Period)

New Jersey Municipal Money Market Portfolio

	INVESTOR A SHARES
	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0138	0.0044	0.0045	0.0087	0.0258

Total from investment operations	0.0138	0.0044	0.0045	0.0087	0.0258

Less distributions
Distributions from net investment income	(0.0138)	(0.0044)	(0.0045)	(0.0087)	(0.0258)

Total distributions	(0.0138)	(0.0044)	(0.0045)	(0.0087)	(0.0258)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.39%	0.44%	0.45%	0.87%	2.61%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$15,027	$12,821	$17,783	$14,244	$16,417
Ratios of expenses to average net assets
Net expenses	0.75%	0.69%	0.82%	0.86%	0.86%
Total expenses	1.11%	1.21%	1.19%	1.18%	1.17%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.40%	0.43%	0.44%	0.87%	2.40%
Before advisory/administration and other fee waivers	1.04%	(0.09)%	0.07%	0.54%	2.09%

[1]	Audited by other auditors.

BlackRock

North Carolina Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in North Carolina.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or North Carolina state income tax and securities which are subject to regular Federal income tax and North Carolina state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax. The fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which is exempt from regular Federal income tax and North Carolina state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Fund’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and North Carolina state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Fund’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in North Carolina and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of North Carolina and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and B Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor B Shares were launched is based upon performance for Investor A Shares of the fund, which were first issued in February 1995. Investor B Shares were launched in January 2000. The actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .64% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B and C Shares of the fund are each expected to have expenses of 1.37% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of December 14, 2001, there were no Investor B Shares outstanding. For the periods that Investor B Shares were not outstanding, the performance of Investor B Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor B Shares. The performance of Investor C Shares of the fund is not shown because these shares have never been issued.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
NC Municipal MM; Inv A
Return Before Taxes	1.84%	0.99%	1.16%	2.02%	05/03/93
NC Municipal MM; Inv B
Return Before Taxes	1.22%	0.45%	0.59%	1.66%	05/03/93
*	The chart and the table both assume reinvestment of dividends and distributions.
[1]	Inception date of the fund’s oldest class(es).

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	– –%	.75%	.75%
Other expenses	.54%	.82%	.71%
Service fees	.25%	.25%	.25%
Other	.29%	.57%	.46%
Total annual fund operating expenses	.99%	2.02%	1.91%
Fee waivers and expense reimbursements*	.12%	.65%	.54%
Net expenses*	.87%	1.37%	1.37%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .87% (for Investor A Shares) and 1.37% (for Investor B and C Shares) of average daily net assets until February 1, 2007. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .64%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of the waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$89	$303	$535	$1,202
B Shares*	$139	$571	$1,028	$2,029**/$1,903***
C Shares*	$139	$548	$981	$2,189
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the fund that are purchased from the Fund and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund.
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Fund).

Financial Highlights

The financial information in the table below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and PricewaterhouseCoopers LLP (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as the Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Fund’s audited financial statements, are included in the Fund’s 2005 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

(For an Investor A or B Share Outstanding Throughout Each Period)

North Carolina Municipal Money Market Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]	For the Period 10/1/01 through 12/14/01[1]		Year Ended 9/30/01[1]
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations
Net investment income	0.0151	0.0054	0.0053	0.0082	0.0266		0.0012	0.0203

Total from investment operations	0.0151	0.0054	0.0053	0.0082	0.0266		0.0012	0.0203

Less distributions
Distributions from net investment income	(0.0151)	(0.0054)	(0.0053)	(0.0082)	(0.0266)		(0.0012)	(0.0203)

Total distributions	(0.0151)	(0.0054)	(0.0053)	(0.0082)	(0.0266)		(0.0012)	(0.0203)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total return	1.52%	0.55%	0.53%	0.88%	2.70%		0.12%	2.05%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$321	$319	$338	$375	$415	$	– – [2]	$6
Ratios of expenses to average net assets
Net expenses	0.64%	0.60%	0.74%	0.77%	0.77%		1.37%[3]	1.37%
Total expenses	1.15%	1.23%	1.21%	1.19%	1.17%		1.79%[3]	1.77%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.51%	0.54%	0.53%	0.88%	2.52%		0.60%[3]	2.02%
Before advisory/administration and other fee waivers	1.00%	(0.09)%	0.06%	0.46%	2.12%		0.18%[3]	1.62%

[1]	Audited by other auditors.
[2]	There were no Investor B Shares outstanding as of September 30, 2002.
[3]	Annualized.

BlackRock

Ohio Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in Ohio.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or Ohio state income tax and securities which are subject to regular Federal income tax and Ohio state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax. The fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which is exempt from regular Federal income tax and Ohio state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Fund’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and Ohio state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Fund’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in Ohio and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of Ohio and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance of Investor B and Investor C Shares of the fund is not shown because these shares have never been issued. The returns of these shares would be lower than shown for Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .67% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Investor B and Investor C Shares each are expected to have expenses of 1.46% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
OH Municipal MM; Inv A
Return Before Taxes	1.82%	0.97%	1.23%	2.07%	06/01/93
*	The chart and the table both assume reinvestment of dividends and distributions.
[1]	Inception date of the fund’s oldest class(es).

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	– –%	.75%	.75%
Other expenses	.42%	.76%	.66%
Service fees	.25%	.25%	.25%
Other	.17%	.51%	.41%
Total annual fund operating expenses	.87%	1.96%	1.86%
Fee waivers and expense reimbursements*	– –%	.50%	.40%
Net expenses*	.87%	1.46%	1.46%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .96% (for Investor A Shares) and 1.46% (for Investor B and C Shares) of average daily net assets until February 1, 2007. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$89	$278	$482	$1,073
B Shares*	$149	$567	$1,011	$1,961**/$1,826***
C Shares*	$149	$546	$969	$2,147
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the fund that are purchased from the Fund and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Fund).

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and PricewaterhouseCoopers LLP (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as the Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Fund’s audited financial statements, are included in the Fund’s 2005 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

(For an Investor A Share Outstanding Throughout Each Period)

Ohio Municipal Money Market Portfolio

	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0150	0.0046	0.0058	0.0107	0.0284

Total from investment operations	0.0150	0.0046	0.0058	0.0107	0.0284

Less distributions
Distributions from net investment income	(0.0150)	(0.0046)	(0.0058)	(0.0107)	(0.0284)

Total distributions	(0.0150)	(0.0046)	(0.0058)	(0.0107)	(0.0284)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.51%	0.46%	0.58%	1.07%	2.88%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$20,893	$32,171	$26,154	$30,851	$44,050
Ratios of expenses to average net assets
Net expenses	0.71%	0.80%	0.86%	0.86%	0.86%
Total expenses	1.06%	1.20%	1.19%	1.18%	1.18%
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.47%	0.46%	0.59%	1.09%	2.84%
Before advisory/administration and other fee waivers	1.12%	0.06%	0.25%	0.77%	2.51%

[1]	Audited by other auditors.

BlackRock

Pennsylvania Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in Pennsylvania.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or Pennsylvania state income tax and securities which are subject to regular Federal income tax and Pennsylvania state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax. The fund may invest in Municipal Securities of issuers located outside of Pennsylvania the interest from which is exempt from regular Federal income tax and Pennsylvania state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the

Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Fund’s Board of Trustees, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and Pennsylvania state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Fund’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania state income tax without shareholder approval.

Key Risks

The value of money market investments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in Pennsylvania and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of Pennsylvania and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares (in the chart) and Investor A and B Shares (in the table). The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

Investor A Shares were launched in December 1993 and Investor B Shares were launched in December 2001. The actual return of Investor B and C Shares would be lower compared to Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares. Investor A Shares of the fund are expected to have expenses of .70% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Investor B and C Shares of the fund are each expected to have expenses of 1.49% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of April 9, 2002, there were no Investor B Shares outstanding. For the periods that Investor B Shares were not outstanding, the performance of Investor B Shares is based on the return of Investor A Shares and adjusted to reflect the expenses of Investor B Shares. The performance of Investor C Shares of the fund is not shown because these shares have never been issued.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
PA Municipal MM; Inv A
Return Before Taxes	1.84%	0.96%	1.11%	1.96%	06/01/93
PA Municipal MM; Inv B
Return Before Taxes	1.23%	0.46%	0.69%	1.75%	06/01/93
*	The chart and the table both assume reinvestment of dividends and distributions.
[1]	Inception date of the fund’s oldest class(es).

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	– –%	.75%	.75%
Other expenses	.42%	.76%	.65%
Service fees	.25%	.25%	.25%
Other	.17%	.51%	.40%
Total annual fund operating expenses	.87%	1.96%	1.85%
Fee waivers and expense reimbursements*	– –%	.47%	.36%
Net expenses*	.87%	1.49%	1.49%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .99% (for Investor A Shares) and 1.49% (for Investor B and C Shares) of average daily net assets until February 1, 2007. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$89	$278	$482	$1,073
B Shares*	$152	$570	$1,014	$1,963**/$1,829***
C Shares*	$152	$547	$967	$2,140
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the fund that are purchased from the Fund and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Fund).

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and PricewaterhouseCoopers LLP (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as the Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Fund’s audited financial statements, are included in the Fund’s 2005 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

(For an Investor A or B Share Outstanding Throughout Each Period)

Pennsylvania Municipal Money Market Portfolio

	INVESTOR A SHARES					INVESTOR B SHARES
	Year Ended 9/30/05	Year Ended 9/30/04	Year Ended 9/30/03[1]	Year Ended 9/30/02[1]	Year Ended 9/30/01[1]	For the Period 12/12/01[1,2] through 4/9/02
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.0155	0.0045	0.0049	0.0084	0.0252	0.0003

Total from investment operations	0.0155	0.0045	0.0049	0.0084	0.0252	0.0003

Less distributions
Distributions from net investment income	(0.0155)	(0.0045)	(0.0049)	(0.0084)	(0.0252)	(0.0003)

Total distributions	(0.0155)	(0.0045)	(0.0049)	(0.0084)	(0.0252)	(0.0003)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.56%	0.45%	0.49%	0.84%	2.54%	0.05%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$72,079	$29,647	$33,726	$68,204	$75,332	$ – – [3]
Ratios of expenses to average net assets
Net expenses	0.65%	0.70%	0.87%	0.88%	0.89%	1.49%[4]
Total expenses	0.96%	1.17%	1.18%	1.16%	1.16%	1.76%[4]
Ratios of net investment income to average net assets
After advisory/administration and other fee waivers	1.64%	0.44%	0.51%	0.83%	2.46%	0.14%[4]
Before advisory/administration and other fee waivers	1.33%	(0.03)%	0.19%	0.55%	2.19%	(0.13)%[4]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class.
[3]	There were no Investor B shares outstanding as of September 30, 2002.
[4]	Annualized.

BlackRock

Virginia Municipal Money Market Portfolio

IMPORTANT DEFINITIONS

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

General Obligation Bonds: Bonds which are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security: A short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities.

Net Asset Value (NAV): The value of everything the fund owns, minus every thing it owes, divided by the number of shares held by investors.

Repurchase Agreement: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper: Short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Goal

The fund seeks as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in Municipal Securities of issuers located in Virginia.

Specifically, the fund may invest in:

1)	Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

2)	Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

3)	Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

4)	Unrated notes, paper and other instruments that are determined by the fund manager to be of comparable quality to the instruments described above.

The fund seeks to maintain a net asset value of $1.00 per share.

The fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax. The other 20% of its assets can be invested in securities of non-municipal issuers the income from which the fund manager believes is exempt from regular Federal income tax and/or Virginia state income tax and securities which are subject to regular Federal income tax and Virginia state income tax. Interest income from the fund’s investments may be subject to the Federal Alternative Minimum Tax. The fund may invest in Municipal Securities of issuers located outside of Virginia the interest from which is exempt from regular Federal income tax and Virginia state income tax.

The securities purchased by the fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Quality

The fund manager, under guidelines established by the Fund’s Board of Trustees, will only purchase securities that have short- term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that do not have a short-term rating must be determined by the fund manager to be of comparable quality.

Maturity

The fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The fund’s securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Normally, the fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash will not earn income. It is possible that in extreme market conditions the fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore are subject to regular Federal income tax and Virginia state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from the market upswing, thus reducing the fund’s opportunity to achieve its investment goal.

Should the Fund’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval. The fund may not change the requirement that it normally invest at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax without shareholder approval.

Key Risks

The value of money market instruments tends to fall when prevailing interest rates rise, when an issuer’s creditworthiness declines or when the rate of inflation increases, although they’re generally less sensitive to such changes than longer-term securities.

The fund concentrates its investments in securities of issuers located in Virginia and is non-diversified under the Investment Company Act. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of

Virginia and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could hurt the value of the fund’s shares.

Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

The fund may invest without limit in bonds the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

The fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

The fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

The fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the fund to dispose of them if the issuer defaults.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Risk / Return Information

The chart and table below give you a picture of the fund’s long-term performance for Investor A Shares. The information shows you how the fund’s performance has varied year by year and provides some indication of the risks of investing in the fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BlackRock and its affiliates had not waived or reimbursed certain fund expenses during these periods, the fund’s returns would have been lower.

The performance for the period before Investor A Shares were launched is based upon performance Service Shares of the fund, which were first issued in October 1994. Investor A Shares were launched in May 1997. The actual return of Investor A Shares would have been lower than shown for the period before they were launched because Investor A Shares have higher expenses than Service Shares. Investor A Shares of the fund are expected to have expenses of .68% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Service Shares of the fund are expected to have expenses of .59% of average daily net assets (after waivers and reimbursements) for the current fiscal year. As of March 12, 2002, there were no Investor A Shares outstanding. For the periods that Investor A Shares were not outstanding, the performance of Investor A Shares is based on the return of Service and Institutional Shares and adjusted to reflect the expenses of Investor A Shares. The performance of Investor B and C Shares of the fund is not shown because these shares have never been issued. The returns of these shares would be lower than shown for Investor A Shares because Investor B and C Shares have higher expenses than Investor A Shares.

As of 12/31 Investor A Shares

ANNUAL TOTAL RETURNS*

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

As of 12/31/05

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	3 Years	5 Years	10 Years	Inception Date[1]
VA Municipal MM; Inv A	1.57%	0.77%	1.07%	2.01%	07/25/94
*	The chart and the table both assume reinvestment of dividends and distributions.
[1]	Inception date of the fund’s oldest class(es)

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2007.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.45%	.45%	.45%
Distribution (12b-1) fees	– –%	.75%	.75%
Other expenses	.70%	.94%	.84%
Service fees	.25%	.25%	.25%
Other	.45%	.69%	.59%
Total annual fund operating expenses	1.15%	2.14%	2.04%
Fee waivers and expense reimbursements*	.28%	.77%	.67%
Net expenses*	.87%	1.37%	1.37%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .87% (for Investor A Shares) and 1.37% (for Investor B and C Shares) of average daily net assets until February 1, 2007. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for the Investor A Class of the fund are estimated to be .68%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$89	$338	$606	$1,373
B Shares*	$139	$596	$1,079	$2,157**/$2,038***
C Shares*	$139	$575	$1,036	$2,315
*	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the fund that are purchased from the Fund and not acquired by exchange.
**	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund).
***	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a bond portfolio of the Fund).

Financial Highlights

The financial information in the tables below shows the fund’s financial performance for the periods indicated. Certain information reflects results for a single fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and PricewaterhouseCoopers LLP (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as the Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and the Fund’s audited financial statements, are included in the Fund’s 2005 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

(For an Investor A Share Outstanding Throughout Each Period)

Virginia Municipal Money Market Portfolio

	For the Period 10/1/01 through 3/12/02[1]		Year Ended 9/30/01[1]
Net asset value at beginning of period		$1.00	$1.00

Income from investment operations
Net investment income		0.0051	0.0276

Total from investment operations		0.0051	0.0276

Less distributions
Distributions from net investment income		(0.0051)	(0.0276)

Total distributions		(0.0051)	(0.0276)

Net asset value at end of period		$1.00	$1.00

Total return		0.51%	2.80%
Ratios/Supplemental data
Net assets at end of period (in thousands)	$	– – [2]	$3,008
Ratios of expenses to average net assets
Net expenses		0.77%[3]	0.77%
Total expenses		1.20%[3]	1.20%
Ratios of net investment income to average net assets
After advisory/administration fee waivers		1.21%[3]	2.72%
Before advisory/administration fee waivers		0.77%[3]	2.28%

[1]	Audited by other auditors.
[2]	There were no Investor A Shares outstanding as of September 30, 2002.
[3]	Annualized.

About Your Investment

Buying Shares from Registered Investment Professional

BlackRock Funds believes that investors can benefit from the advice and ongoing assistance of a registered investment professional. Your registered representative can help you to buy shares by telephone. Before you place your order make sure that you have read the Prospectus and have a discussion with your registered representative about the details of your investment. An investment professional who is compensated for selling shares may receive a different amount for each class.

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund’s net asset value.

What Price Per Share Will You Pay?

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (NAV) per share is $1.00. When you buy Investor Shares you pay the NAV/share. Although each fund described in this Prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The funds’ investments are valued based on the amortized cost method described in the SAI.

PFPC Inc. (PFPC), the Fund’s transfer agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the transfer agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open (business day) will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. but before 4 p.m. on each day the NYSE and the Federal Reserve Bank of Philadelphia are open will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.

NAV is calculated separately for each class of shares of each fund as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE and the Federal Reserve Bank of

Philadelphia are open. Shares will not be priced on days the NYSE or the Federal Reserve Bank of Philadelphia are closed. Each fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency.

Investor B and C shares of the Money Market Portfolios are only offered pursuant to the Fund’s exchange privilege and cannot be purchased by you directly.

When Must You Pay?

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your registered representative or other financial intermediary, but in no event later than 4 p.m. (Eastern time) on the business day following PFPC’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your registered representative or other financial intermediary will be responsible for any loss to the Fund. For shares purchased directly from the transfer agent, a check payable to BlackRock Funds which bears the name of the fund you are buying must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third party checks. You may also wire Federal funds to the transfer agent to purchase shares, but you must call the Fund at (800) 441-7762 before doing so to confirm the wiring instructions.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Fund to identify you. The Fund may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Fund may use a third party to obtain and verify this information. The Fund may not be able to establish an account, or it may close your existing account and/or redeem your shares involuntarily, if you do not provide sufficient information within the relevant time periods.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Investor Shares is $1,000. The Fund permits a lower initial investment if you are an employee of the Fund or one of its service providers and through certain fee-based programs, retirement plans and the Automatic Investment Plan (AIP) in which you make regular, periodic investments through a savings or checking account. See “Automatic Investment Plan” below. There is a $50 minimum for all subsequent investments, subject to certain exclusions. The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of any share class of any fund at any time for any reason.

Distribution and Service Plan

The Fund has adopted a plan (the Plan) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, Investor B and C Shares pay a fee (distribution fees) to BlackRock Distributors, Inc. (the Distributor) and/or affiliates of PNC Bank or Merrill Lynch & Co., Inc. (Merrill Lynch) (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of PNC Bank or Merrill Lynch (including BlackRock) for sales support services provided in connection with the sale of Investor B and C Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC Bank, Merrill Lynch and their affiliates) (Service Organizations) for sales support services and related expenses. All Investor B and C Shares pay a maximum distribution fee of .75% per year of the average daily net asset value of each fund attributable to Investor B and C Shares. Investor A Shares do not pay a distribution fee.

Under the Plan, the Fund also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor Shares in return for these fees. The Fund may pay a shareholder servicing fee of up to .25% per year of the average daily net asset value of Investor Shares of a fund. All Investor Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Investor Shares;
(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and
(3)	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a fund’s shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its transfer agent, the Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Selling Shares

You can redeem shares at any time. The Fund will redeem your shares at the next NAV calculated after your order is received by the fund’s transfer agent minus any applicable CDSC and/or redemption fee. Each of the CDSC and redemption fee is assessed without regard to the other. See “Market Timing and Redemption Fees” below. Shares may be redeemed by sending a written redemption request to BlackRock Funds, c/o PFPC Inc., P.O. Box 9819, Providence RI 02940-8019. Shares may also be redeemed by telephone request by calling (800) 441-7762. Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through the Automated Clearing House Network (ACH) or by wire transfers. Redemption requests in excess of $100,000 (for checks) and $250,000 (for ACH and wire transfers) must be in writing with a medallion signature guarantee. Shares may also be redeemed by use of the Fund’s automated voice response unit service (VRU) or internet. Payment for shares redeemed by VRU or internet may be made for non-retirement accounts in amounts up to $25,000 either through check, ACH or wire. You will be charged a fee of $7.50 for each redemption payment made by wire transfer and $15.00 for redemption checks sent via overnight mail.

You can also make redemption requests through your registered investment professional, who may charge for this service.

Shareholders should indicate whether they are redeeming Investor A, Investor B or Investor C Shares.

Unless another option is requested, payment for redeemed shares is normally made by check mailed within seven days after PFPC receives the redemption request. If the shares to be redeemed have been recently purchased by check, PFPC may delay the payment of redemption proceeds for up to 10 business days after the purchase date until the check has cleared.

Upon request, the Fund will provide the holders of Investor A Shares with checkwriting redemption privileges. In order to exercise this privilege, the checkwriting application and signature card must be completed and provided in conjunction with an account application. Shareholders interested in obtaining this checkwriting redemption privilege may contact the Fund at (800) 441-7762. Shareholders will be charged a $15 fee for each check which has been returned as a result of insufficient funds. The checkwriting redemption privilege is not available in connection with the redemption of Investor B or Investor C Shares.

Market Timing and Redemption Fees

The Board of Trustees of the Fund has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor, Institutional and R Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the fund’s investment goal. Frequent trading may cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of fund shares that it determines may be detrimental to a fund or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of fund shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of fund shares. It is not expected that shareholders would be harmed by such legitimate activities.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts as financial intermediaries, however, include multiple investors and such accounts typically provide the

Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Each of the Fund’s High Yield Bond, International Bond, Aurora, Small/Mid-Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Health Sciences Opportunities, Global Science & Technology Opportunities, Global Resources, All-Cap Global Resources, U.S. Opportunities, Global Opportunities and International Opportunities Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The redemption fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Fund sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Fund not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Fund’s Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified retirement plan or account, or distribution from a 529 plan; (iv) shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans; and (v) certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Expedited Redemptions

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail and $7.50 for redemption proceeds sent by Federal wire transfer. Payment for redeemed shares for which a redemption order is received before 12:30 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the same business day, provided that the funds’ custodian is also open for business. Payment for redemption orders received between 12:30 p.m. (Eastern time) and 4 p.m. (Eastern time) or on a day when the funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the funds’ custodian is open for business. With respect to the Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios, to the extent a redemption order is submitted between 12 noon and 12:30 p.m., payment normally will be wired on the same business day (provided that the funds’ custodian is open for business) up to $10 million per investor. Redemption orders in excess of $10 million per investor submitted between 12 noon and 12:30 p.m. normally will be wired on the next business day on which the funds’ custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Fund, an earlier payment could adversely affect a fund. You are responsible for any additional charges imposed by your bank for this service. Once authorization for expedited redemptions is on file, the Fund will honor requests by telephone at (800) 441-7762. The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Fund may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Fund and its service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. The Fund may alter the terms of or terminate this expedited redemption privilege at any time for any reason.

The Fund's Rights

The Fund may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and

IMPORTANT DEFINITIONS

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for BlackRock Funds is BlackRock.

Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for all the funds is BlackRock Institutional Management Corporation.

■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Fund may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below $500 as the result of a redemption or an exchange request. This minimum does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Management

BlackRock Funds’ Adviser is BlackRock Advisors, LLC (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $464 billion of assets under management as of June 30, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States, and Merrill Lynch & Co., Inc. BlackRock Institutional Management Corporation (BIMC), an affiliate of BlackRock located at 100 Bellevue Parkway, Wilmington, DE 19809, acts as sub-adviser to the funds.

For their investment advisory and sub-advisory services, BlackRock and BIMC are entitled to fees computed daily on a fund-by-fund basis and payable monthly. For the fiscal year ended September 30, 2005, the aggregate advisory fees paid by the funds to BlackRock as a percentage of average daily net assets were:

Money Market	.24%
U.S. Treasury Money Market	.23%
Municipal Money Market	.23%
New Jersey Municipal Money Market	.20%
North Carolina Municipal Money Market	.05%
Ohio Municipal Money Market	.20%
Pennsylvania Municipal Money Market	.25%
Virginia Municipal Money Market	.00%

The maximum annual advisory fees that can be paid to BlackRock on behalf of each fund (as a percentage of average daily net assets) are as follows:

AVERAGE DAILY NET ASSETS	INVESTMENT ADVISORY FEE
First $1 billion	.450%
$1 billion-$2 billion	.400%
$2 billion-$3 billion	.375%
more than $3 billion	.350%

A discussion regarding the basis for the Board of Trustees of the Fund approving the Fund’s investment advisory contracts is available in the Fund’s semi-annual report to shareholders.

As discussed above, BlackRock has agreed contractually to cap net expenses of each share class of each fund (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Fund have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

With respect to all funds except the Money Market Portfolio, if within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by a fund are declared daily and paid monthly within ten business days after the end of the month. The Fund’s Board of Trustees may change the timing of dividend payments. Shareholders whose purchase orders are executed at 12:30 p.m. (Eastern time) receive dividends for that day. Shareholders whose redemption orders have been received by 12:30 p.m. (Eastern time) do not receive dividends for that day.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a fund at least annually at a date determined by the Fund’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.” Distributions that are declared in December, but paid in January are taxable as if they were paid in December.

Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains will generally be taxed to shareholders as ordinary income.

Each of the Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios intends to pay most of its dividends as exempt-interest dividends, which means such dividends are exempt from regular Federal income tax (but, except for the Municipal Money Market Portfolio, may be subject to the Federal Alternative Minimum Tax). The state or municipality where you live may not charge you state and local taxes on dividends paid with respect to interest on obligations of such state or municipality. Otherwise, these dividends will generally be subject to state and local taxes.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Fund will present in detail the tax status of your distributions for each year.

When you sell your shares of a fund, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to Federal, state and local income tax.

If you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about Federal, state and local tax consequences of owning shares of the Fund.

Services for Shareholders

BlackRock Funds offers shareholders many special features which can enable investors to have greater investment flexibility as well as more access to information about the Fund.

Additional information about these features is available by calling the Fund at (800) 441-7762.

Exchange Privilege

Once you are a shareholder, you have the right to exchange Investor A, B or C Shares from one fund to Investor A, B or C Shares, respectively, of another to meet your changing financial needs. Please note that you can exchange only into a share class and fund that are open to new investors, unless you have a current account in a fund that is closed to new investors.

You can exchange $1,000 or more of Investor A, Investor B or Investor C Shares from one fund into another. (You can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging.) Investor A, Investor B and Investor C Shares of each fund may be exchanged for shares of the same class of other funds which offer that class of shares, based on their respective net asset values. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

The Fund’s equity and bond funds have sales charges. Therefore the exchange of Investor A Shares may be subject to that sales charge. Investor A Shares of a money market fund that were obtained with the exchange privilege and that originally were shares of an equity or bond fund (and therefore subject to a sales charge) can be exchanged for Investor A Shares of an equity or bond fund based on their respective net asset values. Exchanges of shares of a money market fund for Investor B or C Shares of an equity or bond fund will be subject to a contingent deferred sales charge (CDSC) upon the sale of these Investor B or C Shares. The equity and bond funds may also be subject to the Fund’s 2% redemption fee. See “Market Timing and Redemption Fees” above.

There are several ways to make an exchange: you may call the Fund at (800) 441-7762 and speak with one of our representatives, make the exchange via the Internet by accessing your account online, or you may send a written request to us at

BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling our Service Center. The Fund has the right to reject any telephone request for any reason.

The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption Fees” above.

The Fund reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

Automatic Investment Plan (AIP)

If you would like to establish a regular, affordable investment program, BlackRock Funds makes it easy to set up. As an investor in any fund, you can arrange for periodic investments in that fund through automatic deductions from a checking or non-passbook savings account by completing the AIP Application Form. You determine the frequency and amount of your investment. The minimum investment amount for an automatic investment plan is $50 per portfolio. AIP Application Forms are available from BlackRock Funds.

Retirement Plans

Shares may be purchased in conjunction with individual retirement accounts (IRAs), rollover IRAs and 403(b) plans where PNC Bank or any of its affiliates acts as custodian. For more information about applications or annual fees, please contact BlackRock Funds, c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019 or call (800) 441-7762. Investors will be charged an annual fee of $15 for all of the IRA and 403(b) accounts they have under their Social Security number (therefore if you own a 403(b) account, a Roth IRA, a Traditional IRA and a Rollover IRA, you would only be charged one $15 fee). In addition, 403(b) accounts will be charged a separate loan application/processing fee of $25. To determine if you are eligible for an IRA or 403(b) plan and whether an IRA or 403(b) plan is appropriate for you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives quarterly account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Systematic Withdrawal Plan (SWP)

This feature can be used by investors who want to receive regular distributions from their accounts. To start a Systematic Withdrawal Plan (SWP) a shareholder must have a current investment of $10,000 or more in a fund. Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form which may be obtained from PFPC. Shareholders should realize that if withdrawals exceed income, the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. If a shareholder purchases additional Investor A Shares of an equity or bond fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No applicable CDSC will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Systematic Exchange

This feature can be used by investors to systematically exchange money from one fund to up to four other funds. A minimum of $10,000 in the initial fund is required and investments in any additional funds must meet minimum initial investment requirements. For more information, please contact the Fund at (800) 441-7762.

EZ Trader

This service allows an investor to purchase or sell fund shares by telephone or over the Internet through ACH. Prior to establishing an EZ Trader account, please contact your bank to confirm that they are a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to BlackRock Funds, c/o PFPC. Prior to placing a telephone or internet purchase or sale order, please contact the Fund at (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Dividend Allocation Plan

This plan automatically invests your distributions from one fund into another fund of your choice pursuant to your instructions, without any fees or sales charges. Please call the Fund at (800) 441-7762 for details. The fund into which you request your distributions be invested must be open to new purchases.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Internet Transactions

Investors in the funds may make on-line transactions, view their account balance and activity by logging into their account through the BlackRock website at www.blackrock.com/funds. To use this service, you will need a browser that supports Microsoft Internet Explorer 5.5 or higher, Netscape 7.1 or higher, FIREFOX 1.0 or higher, and AOL 8.0 (for Windows operating systems from Windows 2000 and above). In addition, MacIntosh operating system 9 with Netscape 6.2 and MacIntosh operating system 10x with Safari 1.2.3, Netscape 6.2, and FIREFOX 1.0 are also supported. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. The Fund will limit Internet purchases and redemptions in Investor Class shares to $25,000.00 per trade. Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Election Delivery Agreement (if you consent to Electronic Delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. The procedures include the use of a protected password, Secure Socket Layering (SSL), 128-bit encryption and other precautions designed to protect the integrity, confidentiality and security of shareholder information. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on the Fund’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)  Access the BlackRock website at

http://www.blackrock.com/edelivery

2)  Log into your account

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

For more information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the funds’ investments. The annual report lists portfolio holdings and includes the funds’ financial statements.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated October 2, 2006, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

BlackRock Investment Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

An investor in any fund can call the National TTY Relay Number at (800) 688-4889 with his or her TTY machine. A Relay agent will assist the investor with all inquiries made to a Shareholder Account Service Representative.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific fund performance, including the SAI and annual/semi-annual reports, free of charge. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com/funds

Written Correspondence

BlackRock Funds

c/o PFPC Inc.

PO Box 9819

Providence, RI 02940-8019

Overnight Mail

BlackRock Funds

c/o PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals

8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday.

Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549.

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MM-INV 1006